CURRENT AND DEFERRED TAXES (Details) - Schedule of deferred tax expense and current income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax expense
Current tax expense	$ 72,999	$ 77,713	$ 127,024
Adjustment to previous period’s current tax	(352)	362	489
Total current tax expense, net	72,647	78,075	127,513
Deferred tax expense
Deferred expense for taxes related to the creation and reversal of temporary differences	(126,344)	(4,196)	31,485
Total deferred tax expense, net	(126,344)	(4,196)	31,485
Income tax expense	$ (53,697)	$ 73,879	$ 158,998